Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Asset [Abstract]
Schedule of intangible asset relates to the right of use of an electric power facility
	As at	As at
	December 31,	December 31,
	2021	2020
Balance, beginning of period	$1,572,500	$-
Addition at cost	-	1,680,000
Amortization	(129,240)	(107,500)
Balance, end of period	$1,443,260	$1,572,500